Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001896425
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42378
Entity Registrant Name	Li Bang International Corporation Inc.
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30